FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

6. FAIR VALUE MEASUREMENTS

The Company adopted ASC 820, “Fair Value Measurements and Disclosures”, which provides a framework for measuring fair value under U.S. GAAP, and expanded disclosure requirements about assets and liabilities measured at fair value. The Company utilizes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

•                  Level 1-Observable unadjusted quoted prices in active markets for identical assets or liabilities.

•                  Level 2-Observable inputs other than quoted prices in active markets for identical assets or liabilities, for which all significant inputs are observable, either directly or indirectly.

•                  Level 3-Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

Assets and liabilities carried at fair value as of December 31, 2013 are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

Recurring basis

The following table displays assets and liabilities measured on the Company’s consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition:

	As of December 31, 2013
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,502,578	—	1,502,578	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(1,463,252)	—	(1,463,252)	—
Warrant liability	(9,345,000)	—	(9,345,000)	—
	$(9,305,674)	—	$(9,305,674)	—

	As of December 31, 2012
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	660,463	—	660,463	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(975,053)	—	(975,053)	—
	$(314,590)	$—	$(314,590)	$—

Derivatives-The Company’s use of derivatives primarily consists of foreign currency forward contracts. As quoted prices in active markets for identical assets are not available, the Company uses quotes obtained from professional pricing sources. The Company performs internal validation procedures on quotes from pricing sources using valuation techniques commonly used in the industry, and also considers the credit ratings of respective counterparties in determining the impact of risk of defaults on the valuation of derivative assets. These fair value measurements are classified as level 2.

Warrant liability-The fair value of the warrant liability (see Footnote 11) was determined using the Monte Carlo Model, with certain inputs significant to the valuation methodology classified as level 2.

Cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accounts due to and from related parties, and short-term borrowings are carried at cost on the consolidated balance sheets and the carrying amount approximates their fair value because of the short-term nature of these financial instruments.

The carrying amount of the Company’s outstanding convertible notes as of December 31, 2012 and 2013 was $111.6 million and $111.6 million, respectively. The estimated fair value of those debts was $59.2 million and $77.8 million, respectively, as of December 31, 2012 and 2013. The fair value was measured based on observable market quotes and is therefore considered a level 1 fair value measurement.

The Company’s long-term bank borrowing consists of floating rate loans that are reset annually. The carrying amount of long-term borrowings (including the current portions) was $193.6 million and $113.4 million as of December 31, 2012 and 2013, respectively. The estimated fair value of long-term borrowings (including the current portions) was $184.0 million and $111.2 million as of December 31, 2012 and 2013, respectively. The fair value is measured using discounted cash flow technique based on current rates for comparable loans on the respective valuation date and it therefore considered a level 2 input.

Fair values of non-financial assets measured on a non-recurring basis

During the year ended December 31, 2012 and 2013, the Company recorded certain non-financial assets at fair value following events that required the Company to assess goodwill, intangible assets and long-lived assets for impairment.

	Fair Value as of September 30, 2013 Measured Using Significant Other Observable Inputs (Level 2)	Total Losses for Year Ended December 31, 2013
Long-lived assets - Sichuan Phase I factory	$6,096,778	$194,694,559

	Fair Value as of December 31, 2012 Measured Using Significant Unobservable Inputs (Level 3)	Total Losses for Year Ended December 31, 2012
Goodwill	—	$6,160,545
Intangible asset	—	$3,764,464
Long-lived assets — mono crystal furnaces	—	$6,437,716

As of December 31, 2013, long-lived assets held and used with a carrying amount of $200,791,337 were written down to their fair value of $6,096,778, resulting in an impairment charge of $194,694,559.  The fair value of assets was estimated using direct comparison method under the market approach. The direct comparison method is a set of procedures in which a value indication is derived by comparing the second-hand market quotations of the similar assets or the average market price of the stainless steel and copper (see Note 2(r)).

As of December 31, 2012, goodwill with a carrying amount of $6,160,545 was written down to $nil, resulting in an impairment charge of $6,160,545which was included in earnings. As of December 31, 2012, Intangible assets with a carrying amount of $3,764,464 were written down to their implied fair value of $nil, resulting in an impairment charge of $3,764,464 which was included in earnings. Long-lived assets of mono-crystal furnaces with a carrying amount of $6,437,716 were written down to their implied fair value of $nil, resulting in an impairment charge of $6,437,716 which was included in earnings for the year ended December 31, 2012 (see Note 2(r)).